Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Cash flows from (used in) operating activities:
Net income (loss)	$ (3,395)	$ (12,819)	$ (4,631)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	7,326	7,733	6,639
Impairment of long-lived assets	172	4,592	0
Net change of operating lease right-of-use assets and liabilities	(2,232)	(4,039)	(1,372)
Leasehold inducements received	216	1,889	825
Lease modifications	161	(1,320)	31
Amortization of debt costs	988	134	214
Amortization of debt forgiveness	(59)	0	0
Compensation expenses resulting from equity settled restricted stock units	0	0	27
Equity in earnings of joint venture	(2,229)	(2,428)	(2,165)
Dividend received from investment in joint venture	1,470	1,381	0
Other operating activities, net	(172)	222	26
(Increase) decrease in:
Accounts receivable, other receivables and long-term receivables	1,839	1,840	4,176
Inventories	(800)	(17,210)	(10,710)
Prepaids and other current assets	496	841	(219)
Increase (decrease) in:
Accounts payable	(2,792)	15,257	5,521
Accrued liabilities and other long-term liabilities	(819)	2,015	1,468
Net cash (used in) provided by operating activities	170	(1,912)	(170)
Cash flows (used in) provided by investing activities:
Acquisition, net of cash acquired	(7,012)	0	0
Additions to property and equipment	(2,291)	(7,007)	(6,282)
Additions to intangible assets	(490)	(542)	(953)
Net cash (used in) provided by investing activities	(9,793)	(7,549)	(7,235)
Cash flows provided by (used in) financing activities:
Increase (decrease) in bank indebtedness	(1,855)	10,202	5,372
Drawdown on capital lease funding	282	3,535	4,208
Increase in long-term debt	17,250	0	1,552
Repayment of long-term debt	(2,012)	(1,898)	(2,012)
Repayment of obligations under finance lease	(2,684)	(2,549)	(1,091)
Payment of loan origination fees and costs	(1,405)	(126)	(103)
Exercise of stock options and warrants	0	23	0
Net cash provided by (used in) financing activities	9,576	9,187	7,926
Net (decrease) increase in cash and cash equivalents	(47)	(274)	521
Cash and cash equivalents, beginning of year	1,509	1,783	1,262
Cash and cash equivalents, end of year	1,462	1,509	1,783
Supplemental disclosure of cash flow information:
Interest paid	7,904	8,458	7,802
Non-cash transactions:
Property and equipment and intangible assets additions included in accounts payable and accrued liabilities	$ 1,103	$ 1,057	$ 1,455